Deferred Tax Assets and Liabilities - Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	¥ 5,479	¥ 5,061	[1]
Liabilities	(8,010)	(4,770)	[1]
Net Balance	(2,531)	291		¥ 2,594	¥ 2,107
Provisions and impairment losses, primarily for doubtful debts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,626	1,531
Net Balance	1,626	1,531		1,291	1,156
Property, plant and equipment and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	3,782	3,410
Liabilities	(7,789)	(4,416)
Net Balance	(4,007)	(1,006)		1,569	1,015
Deferred revenues and installation costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	71	120
Liabilities	(52)	(85)
Net Balance	19	35		60	99
Available-for-sale equity securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(169)	(269)
Net Balance	¥ (169)	¥ (269)		¥ (326)	¥ (163)

[1]	restated